Related Party Balances and Transactions - Schedule of Balance Due from Shareholders (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Balance Due from Shareholders [Abstract]
Due from/ (to)shareholders/ related party	$ (64,481)		$ 382,687
Less: allowance for expected credit loss
Total shareholders amount	$ (64,481)		$ 382,687